Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants
10.	Common Stock Warrants
In July 2021
, the Company entered into a consulting agreement, pursuant to which 50,000 warrants to purchase common stock were granted and an additional 50,000 warrants to purchase common stock were granted in November 2021
. The warrants are exercisa
ble upon issuance, have an exercise price of $1.04
 per share and have a term of five years
. The consulting agreement is effective as of February 2021
, has a monthly fee of $5
 thousand and
 has
a term of two years
. The warrant issuances were indexed to and settled in the Company’s own stock and were classified within stockholders’ equity.
The Company estimated the fair value of warrants granted in July 2021 and November 2021 using the Black-Scholes options valuation model. The fair value of the warrants of $280 thousand was recognized as a General and Administrative expense and Additional
Paid-In
Capital.
In November 2021
, the Company issued warrants to purchase 172,680
 shares of common stock to designees of Think Equity, the underwriter of the IPO. The warrants may be exercised at any time on or after May 9
, 2022
, have an exercise price of $6.25
 per share and
have

a term of five years
. The warrant issuances were indexed to and settled in the Company’s own stock and were classified within stockholders’ equity.
The Company estimated the value of the warrants in November 2021 using the Black-Scholes options valuation model. The fair value of the warrants of
$328 thousand was recognized as issuance costs of the common stock issued in the IPO and Additional
Paid-In
Capital.
The fair value of the warrants was estimated on the date of grant using the following assumptions:

	2021

Expected life (in years)	5.0
Expected volatility	50,29% - 85.3	7%
Risk-free interest rate	0.89% - 1.26%
Dividend yield	0%
A summary of the Company’s outstanding warrants as of
September
 30, 2022 is as follows:

Class of Shares	Number of Warrants	Exercise Price	Expiration Date
Common Stock	50,000	$1.04	July 1, 2026
Common Stock	50,000	$1.04	November 15, 2026
Common Stock	172,680	$6.25	November 10, 2026

12.	Common Stock Warrants
In July 2021, the Company entered into a consulting agreement, pursuant to which 50,000 warrants to purchase common stock were granted and an additional 50,000 warrants to purchase common stock were granted in November 2021. The warrants are exercisable upon issuance, have an exercise price of $1.04 per share and have a term of five years. The consulting agreement is effective as of February 2021, has a monthly fee of $5 and a term of two years. The warrant were accounted for as an equity instrument.
The Company estimated the fair value of warrants granted in July 2021 and November 2021 using the Black-Scholes options valuation model. The fair value of the warrants of $280 is recognized as a General and Administrative expense and Additional
Paid-In
Capital.
In November 2021, the Company issued warrants to purchase 172,680 shares of common stock to employees of Think Equity, the underwriters of the IPO. The warrants may be exercised at any time on or after May 9, 2022, have an exercise price of $6.25 per share and a term of five years. The warrants were accounted for as an equity instrument.
The Company estimated the value of the warrants in November 2021 using the Black-Scholes options valuation model. The fair value of the warrants of $328 is recognized as issuance costs of the common stock issued in the IPO and Additional Paid- In Capital.
The fair value of the warrants was estimated on the date of grant using the following assumptions:

2021
Expected life (in years)	5.0
Expected volatility	50.29% - 85.37%
Risk-free interest rate	0.89% - 1.26%
Dividend yield	0%
A summary of the Company’s outstanding warrants as of December 31, 2021 is as follows:

Class of Shares	Number of Warrants	Exercise Price	Expiration Date
Common Stock	50,000	$1.04	July 1, 2026
Common Stock	50,000	$1.04	November 15, 2026
Common Stock	172,680	$6.25	November 10, 2026